Offerings	Dec. 03, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares, no par value
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred shares, no par value
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 180,088,087.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,870.16
Offering Note	Note 1.a: An indeterminate amount or number of the securities of each identified class described in this registration statement is being registered as may from time to time be issued by the registrant at indeterminate prices in U.S. dollars, and subject to Rule 462(b) under the Securities Act, in no event will the aggregate maximum offering price of all securities sold by the registrant pursuant to this registration statement exceed US$200,000,000 or the equivalent thereof in one or more foreign currencies, foreign currency units or composite currencies. The common shares being registered include those that underlie any preferred shares, warrants or units registered hereby. The preferred shares being registered include those that underlie any warrants or units registered hereby. The warrants being registered include those that underlie any units registered hereby. Note 1.b: Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act and reflects the maximum offering price of securities registered hereunder in the primary offering. The proposed maximum aggregate offering price of each class of securities offered by the registrant will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to the General Instruction II.C. of Form F-3 under the Securities Act.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common shares, no par value
Carry Forward Form Type	F-3
Carry Forward File Number	333-267893
Carry Forward Initial Effective Date	Dec. 21, 2022
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred shares, no par value
Carry Forward Form Type	F-3
Carry Forward File Number	333-267893
Carry Forward Initial Effective Date	Dec. 21, 2022
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Warrants
Carry Forward Form Type	F-3
Carry Forward File Number	333-267893
Carry Forward Initial Effective Date	Dec. 21, 2022
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	F-3
Carry Forward File Number	333-267893
Carry Forward Initial Effective Date	Dec. 21, 2022
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 19,911,913.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-267893
Carry Forward Initial Effective Date	Dec. 21, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 2,749.00
Offering Note	See Note 1.b above. On October 14, 2022, we filed with the SEC a registration statement on Form F-3 (File No. 333-269091) utilizing a shelf registration process, (which was declared effective on December 21, 2022 (the "2022 F-3")). Under this shelf registration process, we were initially entitled to, from time to time, sell up to $200,000,000 million in the aggregate of common shares, preferred shares, or units. Following sales made pursuant to prospectus supplements to the 2022 F-3, we have $19,911,913 worth of unsold securities left under the 2022 F-3, and we are carrying forward such securities in this registration statement. As such securities represent 39.8% of the 2022 F-3, we are offsetting 39.8% of the previous filing fee of US$5,510, or US$2,194.